Goodwill and intangible assets	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
13.	Goodwill and intangible assets

	December 31,
	2013				2014
(In thousands of U.S. dollars)	Gross carrying amount	Accumulated amortization	Impairment	Intangible assets, net	Gross carrying amount	Accumulated amortization	Impairment	Intangible assets, net
Goodwill	$544	(544)	-	-	$-	-	-	-
Goodwill Eclat acquisition	18,491	-	-	18,491	18,491	-	-	18,491
Total Goodwill	$19,035	$(544)	$-	$18,491	$18,491	$-	$-	$18,491
Intangible asset corresponding to acquired IPR&D of Bloxiverz	35,248	-		35,248	35,248	(11,749)		23,499
Intangible asset corresponding to acquired IPR&D of Vazculep	12,061		(7,170)	4,891	12,061		(7,170)	4,890
Total Intangible assets	$47,309	$-	$(7,170)	$40,139	$47,309	$(11,749)	$(7,170)	$28,389

Intangible assets corresponding to acquired in-process R&D of Bloxiverz® is being amortized straight-line over a 3 year period as of January 1, 2014. Intangible assets corresponding to acquired in-process R&D of Vazculep™ will be amortized straight-line over a 6-year period as of January 1, 2015.

The Company conducts impairment tests of intangible assets and recognized an expense of $7,170,000 in the year ended December 31, 2012, based on the management’s best estimates of the present value of future cash flows compiled on a project by project and product by product basis. The impairment of these assets resulted from new facts and circumstances that occurred regarding the potential competitive landscape of Vazculep™ at that time.

Total future amortization of intangible assets related to Bloxiverz® and Vazculep™ for the next five years ending December 31 are as follows:

(In thousands of U.S. dollars)	December 31,

2015	12,565
2016	12,565
2017	815
2018	815
2019	815

27,575